INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	Externally acquired development costs	Development costs internally generated	Patents, concessions and licenses	Other intangible assets	Total
	(€ thousand)
Gross carrying amount at January 1, 2019	1,324,040	592,070	183,614	50,348	2,150,072
Additions	243,040	86,919	17,606	5,893	353,458
Reclassifications	—	—	6,950	(6,950)	—
Translation differences and other movements	—	—	(679)	(688)	(1,367)
Balance at December 31, 2019	1,567,080	678,989	207,491	48,603	2,502,163
Additions	236,913	83,190	26,867	5,008	351,978
Reclassifications	—	—	3,337	(3,337)	—
Translation differences and other movements	—	(1,846)	(98)	2	(1,942)
Balance at December 31, 2020	1,803,993	760,333	237,597	50,276	2,852,199

Accumulated amortization at January 1, 2019	930,556	375,112	157,916	40,691	1,504,275
Amortization	103,812	35,817	18,677	2,158	160,464
Translation differences and other movements	—	—	(292)	(222)	(514)
Balance at December 31, 2019	1,034,368	410,929	176,301	42,627	1,664,225
Amortization	139,546	41,008	26,048	2,083	208,685
Translation differences and other movements	—	—	(2)	1	(1)
Balance at December 31, 2020	1,173,914	451,937	202,347	44,711	1,872,909

Carrying amount at:
January 1, 2019	393,484	216,958	25,698	9,657	645,797
December 31, 2019	532,712	268,060	31,190	5,976	837,938
December 31, 2020	630,079	308,396	35,250	5,565	979,290

Additions of €351,978 thousand in 2020 (€353,458 thousand in 2019) primarily relate to externally acquired and internally generated development costs for new and existing models.